Commitments and Contingent Liabilities - Additional Information (Detail) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Defendant	Jul. 31, 2019 Company	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jul. 23, 2020 USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent expenses					$ 1,951	$ 1,875	$ 2,905
Aggregate contingent liability to the authority			$ 13,805		13,805	12,950
Royalty payments to the authority					0	0	$ 89
Settlements and loss contingencies (1)			457,674		$ 457,674	$ 961
Number of companies against class action | Company		30
Percentage of rebate amount calculated for non-innovator multiple source drugs from average manufacturer price					13.00%
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term					Dec. 31, 2023
Employees Committee Agreement renewal term					1 year
Zantac/Ranitidine Multi-District Litigation [Member]
Commitments And Contingent Liabilities [Line Items]
Number of defendants | Defendant	100
Deferred Prosecution Agreement [Member]
Commitments And Contingent Liabilities [Line Items]
Penalty payable to dismiss information								$ 205,700
Settlements and loss contingencies (1)								$ 213,300
Reserve for payment of penalty and claims	$ 418,900			$ 418,900
Provision for antitrust matters			$ 80,000	$ 60,000	$ 140,000
Israel Tax Authority
Commitments And Contingent Liabilities [Line Items]
Settlement with ITA to paid reduced tax assessment					$ 2,000
Israel Tax Authority | Fiscal Year 2017 [Member]
Commitments And Contingent Liabilities [Line Items]
Fiscal year under tax audit					2017
Israel Tax Authority | Fiscal Year 2018 [Member]
Commitments And Contingent Liabilities [Line Items]
Fiscal year under tax audit					2018
Israel Tax Authority | Fiscal Year 2019 [Member]
Commitments And Contingent Liabilities [Line Items]
Fiscal year under tax audit					2019
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel					3.00%
Percent of the weighted-average of the average manufacturer prices					175.00%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel					3.50%
Percentage of rebate amount calculated for innovator drugs from average manufacturer price					23.10%
ASU 2016-02 [Member]
Commitments And Contingent Liabilities [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Apr. 01, 2019		Apr. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted			true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect			true		true